Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Borrowings [abstract]
Schedule of composition of borrowings
Borrowings of the Group at period-end include the following:

in € thousand	June 30, 2025	December 31, 2024
NON-CURRENT
Debentures and other loans	122,362	166,521
CURRENT
Debentures and other loans	46,023	20,852
TOTAL BORROWINGS	168,385	187,373

Schedule of maturity analysis of non-current borrowings
The maturity of the borrowings is as follows:

in € thousand	June 30, 2025	December 31, 2024
Between 1 and 3 years	91,425	132,489
Between 3 and 5 years	30,352	33,349
Over 5 years	586	683
NON-CURRENT BORROWINGS	122,362	166,521
Current borrowings	46,023	20,852
TOTAL BORROWINGS	168,385	187,373

Schedule of borrowings by denominated currency
The carrying amounts of the Group’s borrowings are denominated in the following currencies:

in € thousand	June 30, 2025	December 31, 2024
Borrowings denominated in EUR	3,539	3,540
Borrowings denominated in USD	164,847	183,833
TOTAL BORROWINGS	168,385	187,373

Schedule of reconciliation of loan
The D&O Loan Agreement is included in the balance sheet item “Borrowings” and developed as follows:

in € thousand	June 30, 2025	December 31, 2024
BALANCE AS AT JANUARY 1	180,841	167,520
Transaction costs	—	(944)
Accrued interest	10,926	22,530
Payment of interest	(8,974)	(18,978)
Exchange rate difference	(20,592)	10,713
BALANCE AS AT CLOSING DATE	162,202	180,841
Less: non-current portion	(117,609)	(161,420)
CURRENT PORTION	44,593	19,421